Fair Value (Losses (Gains) Recorded as a Result of Nonrecurring Changes in Fair Value) (Detail) - Fair Value, Measurements, Nonrecurring [Member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses on change in fair value	¥ 76,815	¥ 118,681
Investment Securities [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses on change in fair value	1,324	4,113
Loans [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses on change in fair value	63,698	58,660
Loans [Member] | Loans Held for Sale [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses on change in fair value	6	106
Loans [Member] | Collateral Dependent Loans [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses on change in fair value	63,692	58,554
Premises and Equipment [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses on change in fair value	6,055	13,899
Intangible Assets [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses on change in fair value	677	312
Goodwill [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses on change in fair value	3,432	7,792
Other Assets [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses on change in fair value	1,629	33,905
Other Assets [Member] | Investments in Equity Method Investees [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses on change in fair value	102	32,824
Other Assets [Member] | Other [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses on change in fair value	¥ 1,527	¥ 1,081